EXHIBIT 99.1

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A.	Original Portfolio

		Principal Weighted Average
		Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i.	Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii.	Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii.	Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv.	Pre-funding Account		0.00
v.	Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B.	Bonds Issued

		Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i.	Class A-1 Notes	65,000,000.00	5.36%	October 22, 2007	35242W AA 1
ii.	Class A-2 Notes	96,000,000.00	5.20%	October 20, 2009	35242W AB 9
iii.	Class A-3 Notes	93,000,000.00	5.04%	January 20, 2011	35242W AC 7
iv.	Class A-4 Notes	61,950,000.00	5.03%	July 21, 2014	35242W AD 5
v.	Class B Notes	22,187,000.00	5.14%	July 21, 2014	35242W AE 3
vi.	Class C Notes	16,863,000.00	5.41%	July 21, 2014	35242W AF 0

C.	Spread Account

i.	Initial Cash Deposit	0.00
ii.	Spread Account Floor Amount	1,775,000.00
iii.	Specified Spread Account Amount	5.25%	of Outstanding Pool Balance
v.	Initial Letter of Credit Commitment	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A.	Portfolio

		Principal Weighted Average
		Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i.	Prime Loans	7,216	116,473,000.35	8.73%	70.71	57.35	13.36
ii.	Non-Prime Loans	8,066	135,860,617.21	11.95%	70.37	57.44	12.93
iii.	Sub-Prime Loans	545	7,830,208.10	16.34%	66.67	54.48	12.19
iv.	Pre-funding Account		0.00
v.	Total Loans	15,827	260,163,825.66	10.64%	70.41	57.31	13.10

B.	Bonds Outstanding

		Principal Balance	Unpaid Interest Shortfall Amount
i.	Class A-1 Notes	0.00	0.00
ii.	Class A-2 Notes	66,163,825.66	0.00
iii.	Class A-3 Notes	93,000,000.00	0.00
iv.	Class A-4 Notes	61,950,000.00	0.00
v.	Class B Notes	22,187,000.00	0.00
vi.	Class C Notes	16,863,000.00	0.00

C. Spread Account

i.	Spread Account Cash Balance	1,775,000.00
ii.	Letter of Credit Commitment	11,883,600.85

D. Shortfall Amounts

i.	Base Servicing Fee Shortfall	0.00
ii.	Letter of Credit Commitment Fee Shortfall	0.00
iii.	Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E.	Delinquencies in Period

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i.	Prime Loans	636,117.59	212,381.27	88,023.74	77,390.14	142,529.95	127,357.70
ii.	Non-Prime Loans	2,661,794.43	739,764.17	566,293.00	211,224.55	522,982.27	600,976.05
iii.	Sub-Prime Loans	406,231.46	107,928.93	102,904.54	13,617.18	39,250.94	35,481.54
iv.	Total Loans	3,704,143.48	1,060,074.37	757,221.28	302,231.87	704,763.16	763,815.29

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i.	Prime Loans	40	12	5	3	8	7
ii.	Non-Prime Loans	172	44	32	11	27	33
iii.	Sub-Prime Loans	29	9	6	1	2	3
iv.	Total Loans	241	65	43	15	37	43

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i.	Prime Loans	0.55%	0.18%	0.08%	0.07%	0.12%	0.11%
ii.	Non-Prime Loans	1.96%	0.54%	0.42%	0.16%	0.38%	0.44%
iii.	Sub-Prime Loans	5.19%	1.38%	1.31%	0.17%	0.50%	0.45%
iv.	Total Loans	1.42%	0.41%	0.29%	0.12%	0.27%	0.29%

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i.	Prime Loans	0.55%	0.17%	0.07%	0.04%	0.11%	0.10%
ii.	Non-Prime Loans	2.13%	0.55%	0.40%	0.14%	0.33%	0.41%
iii.	Sub-Prime Loans	5.32%	1.65%	1.10%	0.18%	0.37%	0.55%
iv.	Total Loans	1.52%	0.41%	0.27%	0.09%	0.23%	0.27%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A.	Portfolio

		Principal Weighted Average
		Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i.	Prime Loans	7,006	111,813,581.96	8.73%	70.74	56.52	14.22
ii.	Non-Prime Loans	7,808	130,231,177.29	11.95%	70.40	56.61	13.79
iii.	Sub-Prime Loans	525	7,517,040.83	16.24%	66.66	53.69	12.97
iv.	Pre-funding Account		0.00
v.	Total Loans	15,339	249,561,800.08	10.64%	70.44	56.48	13.96

B.	Delinquencies in Period

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i.	Prime Loans	558,875.31	195,565.97	155,880.91	37,276.31	253,330.33	195,650.26
ii.	Non-Prime Loans	2,401,983.00	1,056,577.42	547,312.94	247,813.33	778,263.28	708,710.89
iii.	Sub-Prime Loans	466,378.89	70,304.48	74,666.96	13,998.34	72,996.56	73,939.13
iv.	Total Loans	3,427,237.20	1,322,447.87	777,860.81	299,087.98	1,104,590.17	978,300.28

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i.	Prime Loans	36	15	7	2	12	11
ii.	Non-Prime Loans	154	65	29	14	42	40
iii.	Sub-Prime Loans	31	4	5	1	5	6
iv.	Total Loans	221	84	41	17	59	57

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i.	Prime Loans	0.50%	0.17%	0.14%	0.03%	0.23%	0.17%
ii.	Non-Prime Loans	1.84%	0.81%	0.42%	0.19%	0.60%	0.54%
iii.	Sub-Prime Loans	6.20%	0.94%	0.99%	0.19%	0.97%	0.98%
iv.	Total Loans	1.37%	0.53%	0.31%	0.12%	0.44%	0.39%

		30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i.	Prime Loans	0.51%	0.21%	0.10%	0.03%	0.17%	0.16%
ii.	Non-Prime Loans	1.97%	0.83%	0.37%	0.18%	0.54%	0.51%
iii.	Sub-Prime Loans	5.90%	0.76%	0.95%	0.19%	0.95%	1.14%
iv.	Total Loans	1.44%	0.55%	0.27%	0.11%	0.38%	0.37%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C.	Collections

i.	Simple Interest Contracts
	a. Interest Collections	2,224,468.29
	b. Principal Collections	9,607,498.02
ii.	Net Liquidation Proceeds	408,583.26
iii.	Post Disposition Recoveries	42,654.32
iv.	Repurchase Amounts
	a. Interest	0.00
	b. Principal	16,227.28

D.	Pre-funding Account

i.	Beginning Balance	0.00
ii.	Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii.	Ending Balance	0.00

E.	Total Available

i.	Total Interest Collections	2,224,468.29
ii.	Total Principal Collections	10,032,308.56
iii.	Collected Funds	12,256,776.85
iv.	Reinvestment Income Collected in Spread Account	6,815.85

F.	Month End Pool Balance

i.	Beginning Pool Balance	260,163,825.66
ii.	Principal Collections	10,032,308.56
iii.	Realized and Cram-Down Losses	569,717.02
iv.	Month End Pool Balance	249,561,800.08

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A.	Servicing Fee

i.	Servicing Fee Rate
	a. Prime Receivable @ 1%	97,060.83
	b. Non-prime Receivables @1.5%	169,825.77
	c. Sub-prime Receivables @ 2%	13,050.35
	d. Total Servicing Fee	279,936.95
	e. Total Receivables @ 1.25%	271,003.99
ii.	Base Servicing Fee (Less of id and ie)	271,003.99
iii.	Previous Base Servicing Fee Shortfall	0.00
iv.	Additional Servicing Fee	8,932.96
v.	Previous Additional Servicing Fee Shortfall	0.00
vi.	Total Additional Servicing Fee	8,932.96
vii.	Supplemental Servicing Fee	85,555.30
viii.	Total Supplemental Servicing Fee	85,555.30

B.	Letter of Credit Commitment Fee

i.	Letter of Credit Commitment Fee	0.250%
ii.	Base Letter of Credit Commitment Fee	2,475.75
iii.	Previous Letter of Credit Commitment Fee Shortfall	0.00
iv.	Total Letter of Credit Commitment Fee Due	2,475.75

		Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
C. Bond Interest
i.	Class A-1 Notes	5.36%	30	0.00	0.00	0.00	0.00
ii.	Class A-2 Notes	5.20%	30	286,709.91	0.00	0.00	286,709.91
iii.	Class A-3 Notes	5.04%	30	390,600.00	0.00	0.00	390,600.00
iv.	Class A-4 Notes	5.03%	30	259,673.75	0.00	0.00	259,673.75
v.	Class B Notes	5.14%	30	95,034.32	0.00	0.00	95,034.32
vi.	Class C Notes	5.41%	30	76,024.03	0.00	0.00	76,024.03
v.	Total	5.11%	30	1,108,042.01	0.00	0.00	1,108,042.01

D.	Bond Principal

i.	Beginning Note Balance	260,163,825.66
ii.	Current Pool Balance	249,561,800.08
iii.	Principal Distributable Amount	10,602,025.58

E.	Total Required Distributions	11,983,547.33
F.	Total Available Funds	12,299,431.17
G.	Required Distribution Shortfall	0.00
H.	Cash Available in Spread Account	1,781,815.85
I.	Reserve Account Draw	0.00
J.	Letter of Credit Commitment	11,883,600.85
K.	Letter of Credit Required Payment Amount	0.00
L.	Total Cash Available for Distributions	12,299,431.17

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	12,299,431.17

		Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B.	Servicing Fee	271,003.99	271,003.99	0.00	12,028,427.18
C.	Letter of Credit Commitment Fee	2,475.75	2,475.75	0.00	12,025,951.43
D.	Class A Note Interest	936,983.66	936,983.66	0.00	11,088,967.77
E.	Class A Principal Distributable Amount	10,602,025.58	10,602,025.58	0.00	486,942.19
F.	Class B Note Interest	95,034.32	95,034.32	0.00	391,907.87
G.	Class B Principal Distributable Amount	0.00	0.00	0.00	391,907.87
H.	Class C Note Interest	76,024.03	76,024.03	0.00	315,883.84
I.	Class C Principal Distributable Amount	0.00	0.00	0.00	315,883.84
J.	Spread Account	0.00	0.00	0.00	315,883.84
K.	Payment of Additional Servicing Fee	8,932.96	8,932.96	0.00	306,950.88
L.	Outstanding Letter of Credit Fees	0.00	0.00	0.00	306,950.88
M.	Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	306,950.88
N.	Deposit to Holders of Certificates	306,950.88	306,950.88	0.00	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	0.00	0.00	0.00	0.00	0.00	0.00
B. Class A-2 Notes	66,163,825.66	10,602,025.58	55,561,800.08	286,709.91	286,709.91	0.00
C. Class A-3 Notes	93,000,000.00	0.00	93,000,000.00	390,600.00	390,600.00	0.00
D. Class A-4 Notes	61,950,000.00	0.00	61,950,000.00	259,673.75	259,673.75	0.00
E. Class B Notes	22,187,000.00	0.00	22,187,000.00	95,034.32	95,034.32	0.00
F. Class C Notes	16,863,000.00	0.00	16,863,000.00	76,024.03	76,024.03	0.00
G. Total	260,163,825.66	10,602,025.58	249,561,800.08	1,108,042.01	1,108,042.01	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	1.02%
B. Cumulative Net Loss Calculation as of previous distribution date	0.87%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	1,775,000.00
ii. Spread Account Specified Amount	13,101,994.50
iv. Spread Account Required Amount	1,775,000.00

		Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment
i.	Beginning Balance			1,781,815.85	11,883,600.85
ii.	Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	1,781,815.85	11,883,600.85
iii.	Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	1,781,815.85	11,883,600.85
iv.	Deposit to Spread Account from Waterfall	0.00	0.00	1,781,815.85	11,883,600.85
v.	Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	-6,815.85	0.00	1,775,000.00	11,883,600.85
vi.	Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	1,775,000.00	11,883,600.85
vii.	Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	556,606.34	1,775,000.00	11,326,994.50
viii.	Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	1,775,000.00	11,326,994.50

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	June 2007
Distribution Date:	July 20, 2007
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	260
B. Balance of loans extended during the current collection period	$5,082,448.62
C. Number of modifications during the current collection period	4
D. Balance of modified contracts during the current collection period	$49,074.98

Section X. Historical Portfolio Performance

		Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i.	Prime Loans	1,294,677.24	195,650.26	567,607.01	135,271.26	1.9121%
ii.	Non-Prime Loans	4,637,316.42	708,710.89	2,260,700.58	333,893.47	2.0625%
iii.	Sub-Prime Loans	566,147.84	73,939.13	263,585.30	57,897.97	2.0456%
iv.	Total Loans	6,498,141.50	978,300.28	3,091,892.89	527,062.70	1.9954%